7. EQUIPMENT, VEHICLES AND FURNITURE: Schedule of Equipment, Vehicles and Furniture (Tables)	12 Months Ended
Jan. 31, 2022
Tables/Schedules
Schedule of Equipment, Vehicles and Furniture

	Balance February 1, 2021	Additions for the year	Disposals for the year	Balance January 31, 2022

Automobile
Value at Cost	$62,633	$-	$-	$62,633
Accumulated Depreciation	(25,366)	(11,181)	-	(36,547)
Net book value	$37,267	$(11,181)	$-	$26,086

Office furniture and equipment
Value at Cost	$23,397	$-	$-	$23,397
Accumulated Depreciation	(22,815)	(116)	-	(22,931)
Net book value	$582	$(116)	$-	$466

Computer equipment
Value at Cost	$97,620	$-	$-	$97,620
Accumulated Depreciation	(96,931)	(307)	-	(97,238)
Net book value	$689	$(307)	$-	$382

Totals	$38,538	$(11,604)	$-	$26,934
	Balance February 1, 2020	Additions for the year	Disposals for the year	Balance January 31, 2021

Automobile
Value at Cost	$62,633	$-	$-	$62,633
Accumulated Depreciation	(9,395)	(15,971)	-	(25,366)
Net book value	$53,238	$(15,971)	$-	$37,267

Office furniture and equipment
Value at Cost	$23,397	$-	$-	$23,397
Accumulated Depreciation	(22,669)	(146)	-	(22,815)
Net book value	$728	$(146)	$-	$582

Computer equipment
Value at Cost	$97,620	$-	$-	$97,620
Accumulated Depreciation	(96,375)	(556)	-	(96,931)
Net book value	$1,245	$(556)	$-	$689

Totals	$55,211	$(16,673)	$-	$38,538